Financial Instruments (Schedule of Exposure to CPI and Foreign Currency Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non Derivative Instruments Abstract
Cash and cash equivalents	$ 1,478,339	$ 1,015,851	$ 696,838	$ 535,171
Trade receivables	136,970	80,403
Trade payables	245,057	93,991
Other current liabilities	4,610	5,673
Loans from banks and others and debentures	1,651,703	1,182,580
Currency risk [Member] | Unlinked [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	562,373	63,984
Short-term deposits and restricted cash	12,571	16,444
Trade receivables	93,892	63,561
Other current assets	1,165	1,208
Total financial assets	670,001	145,197
Trade payables	84,666	24,910
Other current liabilities	523	3,648
Loans from banks and others and debentures	1,200,809	780,684
Total financial liabilities	1,285,998	809,242
Total non-derivative financial instruments, net	(615,997)	(664,045)
Derivative instruments	0	0
Net exposure	(615,997)	(664,045)
Currency risk [Member] | CPI linked [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	0	0
Short-term deposits and restricted cash	0	0
Trade receivables	0	0
Other current assets	0	0
Total financial assets	0	0
Trade payables		0
Other current liabilities	3,745	3,979
Loans from banks and others and debentures	284,297	367,524
Total financial liabilities	288,042	371,503
Total non-derivative financial instruments, net	(288,042)	(371,503)
Derivative instruments	12,968	11,931
Net exposure	(275,074)	(359,572)
Currency risk [Member] | Other [Member]
Non Derivative Instruments Abstract
Cash and cash equivalents	987	884
Short-term deposits and restricted cash		0
Trade receivables	74	0
Other current assets	66	60
Total financial assets	1,127	944
Trade payables	2,116	131
Other current liabilities	131	218
Loans from banks and others and debentures	0	0
Total financial liabilities	2,247	349
Total non-derivative financial instruments, net	(1,120)	595
Derivative instruments	0	0
Net exposure	$ (1,120)	$ 595